Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     SeaBridge Investment Advisors LLC
Address:  450 Springfield Avenue
          Suite 301
          Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature           City     State   and Date of Signing:
Susan E. Boyd       Summit,  NJ      11-03-2010
--------------      --------------   ---------------
Signature           City     State   Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 219
Form 13F Information Table Value Total: $197,270 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 9/30/2010

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	125		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	3005		34655	SH	Sole		None	34655	0	0
AOL Inc.		COM		00184X105	0		1	SH	Sole		None	1	0	0
Abbott Laboratories	COM		002824100	136		2600	SH	Sole		None	2600	0	0
Accenture Ltd.		SHS Cl A	G1151C101	21		500	SH	Sole		None	500	0	0
Actuant Corporation 	CL A New	00508X203	2074		90350	SH	Sole		None	90350	0	0
Aegean Marine Petroleum	SHS		Y0017S102	99		5970	SH	Sole		None	5970	0	0
Agilent Technologies 	COM		00846U101	40		1186	SH	Sole		None	1186	0	0
Air Products&Chemicals	COM		009158106	3334		40260	SH	Sole		None	40260	0	0
Alexander & Baldwin	COM		014482103	1009		28960	SH	Sole		None	28960	0	0
Altria Group Inc	COM		02209S103	38		1600	SH	Sole		None	1600	0	0
American States Water 	COM		029899101	43		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	1995		38921	SH	Sole		None	38921	0	0
Annaly Cap Mgmt		COM		035710409	1152		65440	SH	Sole		None	65440	0	0
Ares Capital Corp	COM		04010L103	2623		167607	SH	Sole		None	167607	0	0
Arthur J. Gallagher&Co	COM		363576109	2464		93442	SH	Sole		None	93442	0	0
Avnet Inc		COM		053807103	1713		63425	SH	Sole		None	63425	0	0
BHP Billiton Ltd	Spons  ADR	088606108	160		2100	SH	Sole		None	2100	0	0
Ball Corp		COM		058498106	220		3732	SH	Sole		None	3732	0	0
Banco Bradesco S.A.	SpADRPf New	059460303	93		4566	SH	Sole		None	4566	0	0
BancoSantanderBrasil 	ADSRp1Ut	05967A107	2468		179200	SH	Sole		None	179200	0	0
BancoSantanderChile 	SpADRepCom	05965X109	97		1000	SH	Sole		None	1000	0	0
Bank of America Corp	COM		060505104	2412		184125	SH	Sole		None	184125	0	0
Baytex Energy Trust 	Trust Unit	073176109	3468		95450	SH	Sole		None	95450	0	0
BlackRock Kelso Capital COM 		092533108	929		80825	SH	Sole		None	80825	0	0
Boardwalk Pipeline Ptn	UtLTDPtn	096627104	506		15500	SH	Sole		None	15500	0	0
Boeing			COM		097023105	421		6325	SH	Sole		None	6325	0	0
Brookfield Asset Mgmt	CLALimVShs	112585104	2351		82880	SH	Sole		None	82880	0	0
Bucyrus International	COM		118759109	4617		66571	SH	Sole		None	66571	0	0
Bunge Limited		COM		G16962105	18		300	SH	Sole		None	300	0	0
C. R. Bard, Inc.	COM		067383109	12		150	SH	Sole		None	150	0	0
CPFL Energia S.A.	Spons ADR	126153105	936		13300	SH	Sole		None	13300	0	0
CVS Caremark Corp	COM		126650100	774		24590	SH	Sole		None	24590	0	0
California Water Svc	COM		130788102	34		920	SH	Sole		None	920	0	0
Canadian Natural Res 	COM		136385101	874		25260	SH	Sole		None	25260	0	0
Carnival Corp		PAIRED CTF	143658300	358		9375	SH	Sole		None	9375	0	0
Caterpillar Inc		COM		149123101	139		1764	SH	Sole		None	1764	0	0
Chevron Corporation	COM		166764100	81		1000	SH	Sole		None	1000	0	0
Chimera Investment Corp	COM		16934Q109	1309		331300	SH	Sole		None	331300	0	0
China Biologic Products COM		16938C106	20		2000	SH	Sole		None	2000	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	885		17300	SH	Sole		None	17300	0	0
Vale S A (CVRD)		ADR		91912E105	31		1000	SH	Sole		None	1000	0	0
Cisco Systems Inc	COM		17275R102	1755		80138	SH	Sole		None	80138	0	0
Citigroup Inc		COM		172967101	1924		492000	SH	Sole		None	492000	0	0
Coach, Inc.		COM		189754104	2498		58150	SH	Sole		None	58150	0	0
Coca-Cola Femsa SA	Sp ADR REP L	191241108	1553		19855	SH	Sole		None	19855	0	0
Cognizant Technology 	CL A		192446102	386		5995	SH	Sole		None	5995	0	0
Comp Cervecerias Unidas	Sp ADR		204429104	434		7805	SH	Sole		None	7805	0	0
Compass Minerals Intl	COM		20451N101	2961		38640	SH	Sole		None	38640	0	0
Costco Wholesale Corp	COM		22160K105	552		8555	SH	Sole		None	8555	0	0
Covidien PLC		SHS		G2554F105	442		10990	SH	Sole		None	10990	0	0
Credicorp Limited	COM		G2519Y108	758		6655	SH	Sole		None	6655	0	0
Cree, Inc. 		COM		225447101	85		1565	SH	Sole		None	1565	0	0
Crown Castle Intl Corp	COM		228227104	981		22210	SH	Sole		None	22210	0	0
Ctrip.com Intl Ltd	ADS 		22943F100	1077		22550	SH	Sole		None	22550	0	0
Deere & Company		COM		244199105	2514		36025	SH	Sole		None	36025	0	0
Devon Energy Corp	COM		25179M103	88		1364	SH	Sole		None	1364	0	0
Discovery Comms		COM Ser A	25470F104	44		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc	COM		25746U109	26		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	14		800	SH	Sole		None	800	0	0
EMC Corporation		COM		268648102	41		2000	SH	Sole		None	2000	0	0
El Paso Corp		COM		28336L109	881		71150	SH	Sole		None	71150	0	0
Embotelladora Andina SA	ADR B		29081P303	1220		42575	SH	Sole		None	42575	0	0
Emerson Electric Co.	COM		291011104	51		960	SH	Sole		None	960	0	0
EnCana Corp		COM		292505104	1174		38820	SH	Sole		None	38820	0	0
Energy Transfer Equity	COMULTDP	29273V100	1875		50525	SH	Sole		None	50525	0	0
Energy Transfer Ptrs	UtLTDPtn	29273R109	1418		29372	SH	Sole		None	29372	0	0
Enterprise GP Hldgs 	Unit LT Int	293716106	705		12000	SH	Sole		None	12000	0	0
Enterprise Products Ptr	COM		293792107	2168		54663	SH	Sole		None	54663	0	0
Equity Residential 	SH Ben Int	29476L107	38		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	2402		38870	SH	Sole		None	38870	0	0
FedEx Corp.		COM		31428X106	2391		27970	SH	Sole		None	27970	0	0
FomentoEconMexicano 	Sp ADR Ut	344419106	1834		36160	SH	Sole		None	36160	0	0
Freeport-McMoRan 	COM		35671D857	3796		44455	SH	Sole		None	44455	0	0
Frontier Communications	COM		35906A108	1		120	SH	Sole		None	120	0	0
General Electric 	COM		369604103	20		1200	SH	Sole		None	1200	0	0
Genuine Parts Co	COM		372460105	2252		50500	SH	Sole		None	50500	0	0
Google Inc. 		CL A		38259P508	1984		3773	SH	Sole		None	3773	0	0
H. J. Heinz Company	COM		423074103	147		3100	SH	Sole		None	3100	0	0
HDFC Bank Ltd		ADRReps3Sh	40415F101	284		1543	SH	Sole		None	1543	0	0
Halliburton Co		COM		406216101	36		1100	SH	Sole		None	1100	0	0
Hatteras Financial Corp	COM		41902R103	948		33300	SH	Sole		None	33300	0	0
Henry Schein Inc	COM		806407102	2600		44390	SH	Sole		None	44390	0	0
Hewlett-Packard Co	COM		428236103	42		1000	SH	Sole		None	1000	0	0
Home Depot Inc		COM		437076102	50		1586	SH	Sole		None	1586	0	0
Hubbell Inc.		CL B		443510201	1308		25765	SH	Sole		None	25765	0	0
ICICI Bank Ltd.		ADR		45104G104	292		5860	SH	Sole		None	5860	0	0
ITT Corp		COM		450911102	1899		40543	SH	Sole		None	40543	0	0
Inergy LP		Unit LTD Ptn	456615103	42		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	1604		23830	SH	Sole		None	23830	0	0
Int'l Bus Machines	COM		459200101	2443		18210	SH	Sole		None	18210	0	0
Itau Unibanco Hldg 	SpADRRepPf	465562106	2587		106980	SH	Sole		None	106980	0	0
JP Morgan Chase & Co	COM		46625H100	289		7583	SH	Sole		None	7583	0	0
Johnson & Johnson	COM		478160104	15		250	SH	Sole		None	250	0	0
Kimberly-Clark Corp	COM		494368103	13		200	SH	Sole		None	200	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	783		11427	SH	Sole		None	11427	0	0
Life Technologies Corp.	COM		53217V109	3113		66672	SH	Sole		None	66672	0	0
Magellan Midstream Ptr	COMUtRPLP	559080106	1929		37494	SH	Sole		None	37494	0	0
McDonald's Corp		COM		580135101	95		1275	SH	Sole		None	1275	0	0
Medco Health Solutions 	COM		58405U102	441		8465	SH	Sole		None	8465	0	0
Medtronic, Inc. 	COM		585055106	7		200	SH	Sole		None	200	0	0
Merck & Co		COM		58933Y105	37		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	15		400	SH	Sole		None	400	0	0
Mettler-Toledo Intl Inc	COM		592688105	2530		20335	SH	Sole		None	20335	0	0
Microsoft Corp		COM		594918104	1732		70733	SH	Sole		None	70733	0	0
Millicom Intl Cellular 	SHS New		L6388F110	106		1100	SH	Sole		None	1100	0	0
Mindray Medical Intl 	Sp ADR		602675100	801		27075	SH	Sole		None	27075	0	0
Montpelier Re Holdings 	SHS		G62185106	2612		150790	SH	Sole		None	150790	0	0
Nalco Holding Co.	COM		62985Q101	1591		63103	SH	Sole		None	63103	0	0
NextEra Energy, Inc.	COM		65339F101	16		300	SH	Sole		None	300	0	0
Nicor Inc.		COM		654086107	305		6650	SH	Sole		None	6650	0	0
Och-Ziff Cap Mgmt Grp	Cl A		67551U105	454		30500	SH	Sole		None	30500	0	0
Oracle Corporation	COM		68389X105	1564		58260	SH	Sole		None	58260	0	0
PETsMART, Inc.		COM		716768106	2676		76460	SH	Sole		None	76460	0	0
PT Telekomunikasi Indon	SP ADR		715684106	820		19850	SH	Sole		None	19850	0	0
Paccar Inc		COM		693718108	107		2220	SH	Sole		None	2220	0	0
Pall Corp		COM		696429307	2326		55855	SH	Sole		None	55855	0	0
Pentair Inc		COM		709631105	1806		53715	SH	Sole		None	53715	0	0
Pepsico Inc		COM		713448108	809		12173	SH	Sole		None	12173	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	375		3225	SH	Sole		None	3225	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	18		495	SH	Sole		None	495	0	0
Pfizer Inc		COM		717081103	434		25300	SH	Sole		None	25300	0	0
Plains All Amer Pipel	UnitLTDPtn	726503105	2292		36433	SH	Sole		None	36433	0	0
Plains Explor&Prod Co 	COM		726505100	17		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	2457		69615	SH	Sole		None	69615	0	0
Praxair Inc		COM		74005P104	3016		33415	SH	Sole		None	33415	0	0
Procter & Gamble Co	COM		742718109	676		11280	SH	Sole		None	11280	0	0
Prudential Financial	COM		744320102	431		7951	SH	Sole		None	7951	0	0
RPM International, Inc.	COM		749685103	1750		87845	SH	Sole		None	87845	0	0
RehabCare Group, Inc.	COM		759148109	20		1000	SH	Sole		None	1000	0	0
Republic Services Inc	COM		760759100	806		26425	SH	Sole		None	26425	0	0
Rogers Communications 	Cl B		775109200	601		16050	SH	Sole		None	16050	0	0
Roper Industries, Inc.	COM		776696106	65		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	520		8630	SH	Sole		None	8630	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	15		258	SH	Sole		None	258	0	0
SPX Corporation		COM		784635104	2209		34905	SH	Sole		None	34905	0	0
Schlumberger N.V.	COM		806857108	203		3300	SH	Sole		None	3300	0	0
Seadrill Ltd.		SHS		G7945E105	2252		77685	SH	Sole		None	77685	0	0
Simpson Manufacturing 	COM		829073105	1791		69485	SH	Sole		None	69485	0	0
Solar Capital Ltd	COM		83413U100	1177		54870	SH	Sole		None	54870	0	0
Southern Co		COM		842587107	11		300	SH	Sole		None	300	0	0
Supervalu Inc.		COM		868536103	249		21560	SH	Sole		None	21560	0	0
Teekay Offshore Ptners	Ptnr Int	Y8565J101	154		6650	SH	Sole		None	6650	0	0
First of Long Island 	COM		320734106	12		500	SH	Sole		None	500	0	0
The New York Times Co	CL A		650111107	1695		218975	SH	Sole		None	218975	0	0
Sherwin-Williams Co	COM		824348106	2645		35205	SH	Sole		None	35205	0	0
The Walt Disney Co	COM		254687106	20		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	4016		83882	SH	Sole		None	83882	0	0
Thompson Creek Metals	COM		884768102	922		85550	SH	Sole		None	85550	0	0
Time Warner Cable Inc.	COM		88732J207	0		2	SH	Sole		None	2	0	0
Time Warner, Inc.	COM		887317303	0		11	SH	Sole		None	11	0	0
Transwitch Corp		COM		894065309	0		125	SH	Sole		None	125	0	0
Unilever NV		NY SHS New	904784709	205		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	95		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	2338		74355	SH	Sole		None	74355	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	16		500	SH	Sole		None	500	0	0
Visa Inc.		COM Cl A	92826C839	15		200	SH	Sole		None	200	0	0
WPP PLC 		ADR		92933H101	841		15100	SH	Sole		None	15100	0	0
Wal-Mart Stores Inc	COM		931142103	25		464	SH	Sole		None	464	0	0
Weatherford Intl	REG		H27013103	321		18800	SH	Sole		None	18800	0	0
Western Gas Partners 	ComUnLPIn	958254104	457		16850	SH	Sole		None	16850	0	0
Western Union Co.	COM		959802109	2104		119100	SH	Sole		None	119100	0	0
Williams Companies, Inc	COM		969457100	3473		181739	SH	Sole		None	181739	0	0
Windstream Corp		COM		97381W104	4		319	SH	Sole		None	319	0	0
Asia Pacific Fund	COM		044901106	20		1850	SH	Sole		None	1850	0	0
Asia Tigers Fd Inc	COM		04516T105	7		350	SH	Sole		None	350	0	0
Blackrock IntlGr&IncFd	Com BenInt	092524107	35		3300	SH	Sole		None	3300	0	0
Calamos Cv&High IncFd	COM SHRS	12811P108	915		70900	SH	Sole		None	70900	0	0
Calamos StratTotRetFd	CMSH BnInt	128125101	256		29050	SH	Sole		None	29050	0	0
China Fd Inc 		COM		169373107	125		3800	SH	Sole		None	3800	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	10		700	SH	Sole		None	700	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	1226		96710	SH	Sole		None	96710	0	0
Gabelli Global Deal Fd	CMSH Bn Int	36245G103	124		8950	SH	Sole		None	8950	0	0
Greater China Fd Inc	COM		39167B102	165		12900	SH	Sole		None	12900	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	95		7900	SH	Sole		None	7900	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	6		574	SH	Sole		None	574	0	0
Ishares TR		NASDQBioInd	464287556	6		64	SH	Sole		None	64	0	0
KayneAnderson EnTotRet	COM		48660P104	1943		74900	SH	Sole		None	74900	0	0
Korea Equity Fd Inc	COM		50063B104	313		28350	SH	Sole		None	28350	0	0
Latin Amer Discovery Fd	COM		51828C106	55		2980	SH	Sole		None	2980	0	0
Market Vectors ETF 	RVE HardETF	57060U795	310		9200	SH	Sole		None	9200	0	0
Market Vectors ETF 	GoldMinETF	57060U100	5978		106890	SH	Sole		None	106890	0	0
NuveenMultStratIncGro2	COMSh		67073D102	1199		135800	SH	Sole		None	135800	0	0
NuveenMultStratIncGro	COM		67073B106	106		12700	SH	Sole		None	12700	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	472		32650	SH	Sole		None	32650	0	0
Rydex ETF Trust		Healthcare	78355W841	42		725	SH	Sole		None	725	0	0
Singapore Fund Inc	COM		82929L109	91		5800	SH	Sole		None	5800	0	0
Taiwan Fd Inc Com	COM		874036106	224		13400	SH	Sole		None	13400	0	0
Templeton Dragon Fd 	COM		88018T101	76		2625	SH	Sole		None	2625	0	0
Wireless HOLDRs Tr	Dep Rcpt	97653L208	78		1800	SH	Sole		None	1800	0	0
iShares TR		DJMed		464288810	85		1580	SH	Sole		None	1580	0	0
iShares TR		DJHealthCare	464288828	86		1740	SH	Sole		None	1740	0	0
IShares Inc.		MSCI S Korea 	464286772	401		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	321		23700	SH	Sole		None	23700	0	0
IShares TR		DJ O&G Exp	464288851	45		870	SH	Sole		None	870	0	0
Aberdeen AsiaPac IncFd	COM		003009107	2215		318203	SH	Sole		None	318203	0	0
AdventClaymore CvSecInc COM		00764C109	1238		70050	SH	Sole		None	70050	0	0
Blackrock CredAllInc Tr	COM		092508100	491		37400	SH	Sole		None	37400	0	0
Blackrock Income Tr Inc	COM		09247F100	23		3300	SH	Sole		None	3300	0	0
Calamos GlobDynIncFd	COM 		12811L107	734		90710	SH	Sole		None	90710	0	0
Eaton Vance LtDur IncFd	COM		27828H105	1487		90550	SH	Sole		None	90550	0	0
Eaton Vance Sr IncTr	Sh Ben Int	27826S103	45		6500	SH	Sole		None	6500	0	0
FirstTrustFIDAC MtIncFd	COM SHRS	33734E103	41		1900	SH	Sole		None	1900	0	0
Flaherty&CrmClaymPfSec	COM SHRS	338478100	7		400	SH	Sole		None	400	0	0
FranklinTempletonLDurIn	COM		35472T101	1044		78200	SH	Sole		None	78200	0	0
MFS Charter Income Tr	Sh Ben Int	552727109	516		52800	SH	Sole		None	52800	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	1654		240100	SH	Sole		None	240100	0	0
MorganStanley EmMkDebt	COM		61744H105	284		25168	SH	Sole		None	25168	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	344		31000	SH	Sole		None	31000	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	549		37300	SH	Sole		None	37300	0	0
Nuveen Premier MunIncFd	COM		670988104	29		2000	SH	Sole		None	2000	0	0
Nuveen PremIncMuni 2	COM		67063W102	12		800	SH	Sole		None	800	0	0
Templeton Em Mkt Inc	COM		880192109	67		3950	SH	Sole		None	3950	0	0
Vanguard Bd Index Fnd 	StTermBd	921937827	41		500	SH	Sole		None	500	0	0
Western Asset EmMktDebt COM		95766A101	2786		146091	SH	Sole		None	146091	0	0
Western Asset MunPtn Fd	COM		95766P108	46		3100	SH	Sole		None	3100	0	0
iShares TR		Barc 1-3yr Cr	464288646	1193		11360	SH	Sole		None	11360	0	0
iShares TR		Barc Int. Cr	464288638	160		1475	SH	Sole		None	1475	0	0